Advanced Series Trust
(formerly American Skandia Trust)
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

November 2, 2007

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F St., NE

Washington, D.C. 20549

Attention: Sally Samuel

Re:          Registration Statement on Form N-1A of Advanced Series Trust (the “Registration Statement”)  (Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186)  Post-Effective Amendment No. 64 to the Registration Statement under the Securities Act of 1933 and Amendment No. 66 to the Registration Statement under the Investment Company Act of 1940

Dear Ms. Samuel:

On behalf of Advanced Series Trust (the “Trust”), pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 64 to the Registration Statement under the 1933 Act and Amendment No. 66 to the Registration Statement under the 1940 Act (the “Amendment”).  Capitalized terms used herein and not otherwise defined herein shall have the meanings given to them in the Amendment.

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act and will be effective immediately upon filing.  This filing is intended to respond to comments received from the Commission Staff with respect to the Rule 485(a) filing made as of August 10, 2007 (the “Initial Filing”) and to make certain non-material changes.  I have reviewed the Amendment and it does not contain disclosures that would render it ineligible to become effective under Rule 485(b) under the Securities Act.

The Amendment is not intended to amend the Trust’s prospectuses or statements of additional information, dated May 1, 2007 and as amended and supplemented to date, relating to any of the other investment portfolios of the Trust.   The Amendment has been tagged to indicate changes from the Initial Filing.  The Commission Staff’s comments, and our responses thereto, are set out below.

1.                                                                                       Comment:  Please include a letter containing Tandy representations with the filing.

Response:  The requested Tandy representations are included below in this letter.

2.                                                                                    Comment:  In the “Risk Return Summary,” to the extent investing in derivatives is a principal risk of investing in the Portfolios, please include disclosure to the effect that each Portfolio will comply with all applicable asset segregation requirements when using derivatives.

Response:  The requested change has been made.